Capital	12 Months Ended
Dec. 31, 2024
Text block1 [abstract]
Capital

Note 17. Capital

17.1 Share capital issued

Accounting policy

Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in equity. Repurchased own shares are classified as treasury shares and deducted from equity.

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands (except number of shares)			in €
Balance as of January 1, 2022	2,945	934,696	45,484,310	0.05
Transaction costs related to capital increase		(570)
Exercise of share warrants, employee warrants,stock options and free-shares vesting	10		191,658
Non-cash stock-based compensation expense		8,071
Other movements		(359,076)
Balance as of December 31, 2022	2,955	583,122	45,675,968	0.05

Balance as of January 1, 2023	2,955	583,122	45,675,968	0.05
Capital increase of Cellectis	1,401	68,584	25,907,800
Transaction costs related to capital increase		(2,049)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting	9		167,433
Non-cash stock-based compensation expense		7,086	-
Other movements		(133,958)	-
Balance as of December 31, 2023	4,365	522,785	71,751,201	0.05

Balance as of January 1, 2024	4,365	522,785	71,751,201	0.05
Allocation of prior period loss (1)		(112,911)
Capital increase (2)	1,505	138,495	28,000,000
Transaction costs related to capital increase (3)		(207)
Derecognition of AZ derivative		(56,970)
Exercise of share warrants, employee warrants, stock-options and vesting of free-shares (4)	19	9	342,672
Non-cash stock-based compensation expense	-	3,167	-
Other movements	-	(79)	-
Balance as of December 31, 2024	5,889	494,288	100,093,873	0.05

Capital evolution in 2024

(1)
The statutory standalone net loss of the parent company was allocated to premiums related to share capital following the allocation decision of the Annual General Meeting of shareholders. The remaining consolidated net loss was allocated to retained earnings (deficit).
(2)
On May 3, 2024, 28,000,000 shares were issued in connection with the SIA of $140.0 million at a price of $5 per share. The additional investment was made by way of subscription of 10,000,000 “class A” convertible preferred shares and 18,000,000 “class B” convertible preferred shares, in each case at a price of $5.00 per share. Both classes of preferred shares benefit from a liquidation preference and are convertible into ordinary shares with the same rights as the outstanding ordinary shares on a one-for-one basis.
(3)
The transaction costs recognized as a reduction of share premium during the twelve-months period ended December 31, 2024 correspond to the $0.2 million issuance cost related to AstraZeneca additional investment.

(4)
During the year ended December 31, 2024, 342,672 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested.

On March 5, 2024, 204,334 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the March 5, 2021 free shares award.

On May 12, 2024, 2,120 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the May 12, 2021 free shares award.

On May 28, 2024, 135,980 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the May 28, 2021 free shares award.

On September 30, 2024, 238 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the September 30, 2021 free shares award.

Capital evolution in 2023

•
During the year ended December 31, 2023, 9,907,800 shares were issued in the Cellectis Follow-on Offering with gross proceeds of $24.8 million.
•
During the year ended December 31, 2023, 16,000,000 shares were issued on November 6, 2023 in connection with the AstraZeneca Initial Investment Agreement (the "IIA") of $80.0 million at a price of $5 per share. Following settlement and delivery of the new shares, AstraZeneca owns approximately 22% of the share capital, and 21% of the voting rights of the Company, has the right to nominate a non-voting observer on the board of directors of Cellectis, and has the right to participate pro rata in Cellectis’s future share offerings. A portion of the Initial Investment Agreement proceeds equal to $35.7 million was reallocated to the transaction price of the Joint Research and Collaboration Agreement ("AZ JRCA") with AstraZeneca collaboration agreement and recorded as deferred revenue. The amount is reflected as a deduction from the share premium. The remaining consideration received, after reallocation of the AZ JRCA representing $44.9 million is reflected in share capital for $0.9 million and share premium for $44.0 million. Further details on the interdependence between the AZ JRCA and SIA are provided in Note 2.6 to the financial statements "Accounting treatment of significant transactions of the period".
•
The transaction costs recognized as a reduction of share premium during the year ended December 31, 2023 correspond to the $1.4 million issuance costs incurred in 2023 in connection with the Cellectis Follow-on Offering (in addition to the $0.6 million costs already incurred and deducted from Equity in the fourth quarter of 2022) and the $0.6 million issuance costs related to AstraZeneca initial investment.
•
During the annual shareholders meeting of June 27, 2023, the shareholders, in accordance with French Law, approved the absorption of $134.0 million of retained earnings into share premium as presented in "other movements". This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.

Capital evolution in 2022

•
During the year ended December 2022, 191,658 free shares of Cellectis were converted to 191,658 ordinary shares of Cellectis.
•
During the Cellectis annual shareholders meeting of June 28, 2022, the shareholders, in accordance with French Law, approved the absorption of $359.1 million of retain earnings into share premium as presented in "other movements". This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.
•
Transactions costs correspond to the issuance costs related to the Cellectis At-The-Market (“ATM”) program and the Cellectis follow-on offering and were recorded as a reduction of share premium, in anticipation of share issuances in 2023.

Voting rights:

In general, each shareholder is entitled to one vote per share at any general shareholders’ meeting. However, our By-Laws provide that all shares held in registered form for more than two years will be granted double voting rights.

Until they convert into ordinary shares, the "class A" convertible preferred shares have single voting rights, and will not be eligible for double voting right under any circumstances, and the "class B" have no voting rights for a period of 74 years, except with respect to any distribution of dividends or reserves.

•
At December 31, 2024, we had 100,093,873 shares outstanding of which 10,000,000 were Class A Preferred shares with a single voting rights, 18 000 000 were Class B Preferred shares with no voting rights, and 6,566,666 were ordinary shares with a double voting right. As a result, as of December 31, 2024 total voting rights amounted to 88,660,539.
•
At December 31, 2023, we had 71,751,201 ordinary shares outstanding of which 5,935,517 had a double voting right, and no preferred shares. As a result, as of December 31, 2023 total voting rights amounted to 77,686,718.
•
At December 31, 2022, we had 45,675,968 ordinary shares outstanding of which 6,067,096 had a double voting right and no preferred shares. As a result, as of December 31, 2022 total voting rights amounted to 51,743,064.

17.2 Share warrants and non-employee warrants

Share warrants and non-employee warrants consist of Bon de Souscription d’Action (“BSAs”) which are granted to our board members and consultants.

Holders of vested stock options and warrants are entitled to subscribe to a capital increase of Cellectis at predetermined exercise price.

Date	Type	Number of instruments outstanding as of 01/01/2024	Number of additionnal shares due to May 2024 modification (see Note 18.1)	Number of instruments granted	Number of free shares vested	Number of instruments voided	Number of warrants/shares outstanding as of 12/31/2024	Maximum of shares to be issued	Number of warrants/stock options exercisable as of 12/31/2024	Strike price per share in euros
03/24/2015	Stock Options	1,336,826	-	-	-	-	1,336,826	1,417,036	1,336,826	38.45
03/27/2015	BSA	50,000	-	-	-	-	50,000	53,000	50,000	38.45
09/08/2015	BSA	74,200	-	-	-	-	74,200	78,652	74,200	28.01
09/08/2015	Stock Options	1,301,000	-	-	-	-	1,301,000	1,379,060	1,301,000	27.55
03/14/2016	BSA	66,675	-	-	-	-	66,675	70,676	66,675	27.37
03/14/2016	Stock Options	1,261,336	-	-	-	-	1,261,336	1,337,016	1,261,336	22.44
10/28/2016	BSA	68,000	-	-	-	-	68,000	72,080	68,000	18.68
10/28/2016	Stock Options	1,440,646	-	-	-	-	1,440,646	1,527,085	1,440,647	17.90
10/11/2017	BSA	80,000	-	-	-	-	80,000	84,800	80,000	24.34
10/11/2017	Stock Options	665,000	-	-	-	-	665,000	704,900	665,000	22.57
10/08/2018	Stock Options	5,000	-	-	-	-	5,000	5,300	5,000	24.80
04/24/2019	Stock Options	919,291	-	-	-	15,000	904,291	958,548	904,291	18.25
11/06/2019	Stock Options	30,000	-	-	-	-	30,000	31,800	30,000	11.06
07/20/2020	Stock Options	17,000	-	-	-	-	17,000	18,020	17,000	15.12
08/05/2020	Stock Options	129,000	-	-	-	15,000	114,000	120,840	114,000	14.62
09/11/2020	Stock Options	45,000	-	-	-	45,000	-	-	-	14.36
11/05/2020	Stock Options	20,500	-	-	-	-	20,500	21,730	20,500	14.62
03/04/2021	Stock Options	684,347	-	-	-	29,466	654,881	694,174	613,877	19.44
03/05/2021	Free shares	234,202	-	-	204,334	29,080	788	788	-	-
04/13/2021	Stock Options	27,465	-	-	-	-	27,465	29,113	25,462	16.07
05/12/2021	Free shares	2,000	120	-	2,120	-	-	-	-	-
05/12/2021	Stock Options	3,500	-	-	-	656	2,844	3,014	2,844	14.36
05/28/2021	Free shares	140,025	7,922	-	135,982	11,964	- 0	- 0	-	-
05/28/2021	Stock Options	25,000	-	-	-	-	25,000	26,500	21,875	12.69
09/30/2021	Free shares	3,425	80	-	239	3,266	-	-	-	-
09/30/2021	Stock Options	6,950	-	-	-	6,500	450	477	366	11.51
10/13/2021	Free shares	4,500	270	-	-	4,770	-	-	-	-
10/13/2021	Stock Options	9,000	-	-	-	9,000	-	-	-	10.29
11/25/2021	Free shares	2,100	126	-	-	2,226	-	-	-	-
11/25/2021	Stock Options	4,500	-	-	-	1,406	3,094	3,279	3,094	8.81
03/03/2022	Free shares	237,062	13,902	-	-	58,504	192,460	192,460	-	-
03/03/2022	Stock Options	666,542	-	-	-	167,497	499,045	528,988	316,190	4.41
03/29/2022	Free shares	1,900	114	-	-	-	2,014	2,014	-	-
03/29/2022	Stock Options	3,400	-	-	-	-	3,400	3,604	2,338	3.96
05/24/2022	Free shares	38,109	2,163	-	-	5,416	34,856	34,856	-	-
05/24/2022	Stock Options	37,580	-	-	-	-	37,580	39,835	25,063	3.48
11/08/2022	Free shares	30,000	1,800	-	-	31,800	-	-	-	-
11/08/2022	Stock Options	70,000	-	-	-	70,000	-	-	-	2.34
12/19/2022	Free shares	2,960	176	-	-	1,532	1,604	1,604	-	-
12/19/2022	Stock Options	2,065	-	-	-	810	1,255	1,330	943	2.09
01/24/2023	Free shares	319,105	17,814	-	-	59,382	277,538	277,538	-	-
01/24/2023	Stock Options	1,417,321	-	-	-	332,380	1,084,941	1,150,037	298,542	3.17
03/22/2023	Free shares	2,150	129	-	-	2,279	-	-	-	-
03/22/2023	Stock Options	4,300	-	-	-	4,300	-	-	-	1.91
05/04/2023	Stock Options	357,400	-	-	-	1,750	355,650	376,989	121,669	1.80
06/26/2023	Stock Options	53,190	-	-	-	6,438	46,753	49,558	18,509	1.74
01/25/2024	Stock Options	-	-	1,682,476	-	270,000	1,412,476	1,497,225	-	2.60
05/15/2024	Stock Options	-	-	643,450	-	71,825	571,625	571,625	-	2.82
06/26/2024	Stock Options	-	-	587,562	-	31,000	556,562	556,562	-	2.07
08/07/2024	Stock Options	-	-	100,000	-	-	100,000	100,000	-	1.90
09/05/2024	Stock Options	-	-	21,000	-	-	21,000	21,000	-	2.08

11/04/2024	Stock Options	-	-	19,675	-	-	19,675	19,675	-	1.70

	Total	11,899,572	44,615	3,054,163	342,675	1,288,246	13,367,429	14,062,787	8,885,243

17.3 Non-controlling interests

Non-controlling shareholders held a 52% interest in Calyxt as of May 31, 2023. These non-controlling interests were generated during the initial public offering of Calyxt, subsequent follow-on offerings and Calyxt’s at-the-market (ATM) offering program, as well as through vesting and exercises of equity awards. On June 1, 2023, as Calyxt was deconsolidated and as a result, we derecognized non-controlling interests in Calyxt. Since June 1, 2023, the Group has held a 100% interest in all fully consolidated entities.